BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS
NOTE 6 - BUSINESS COMBINATIONS

a.	Acquisition of Lynkwell

On December 4, 2025, (hereinafter "the acquisition date") the Company completed the acquisition of the entire share capital of EVRedi, Inc (hereinafter "Lynkwell"), a private entity incorporated under the laws of Delaware. Lynkwell is a leading energy ecosystem platform focused on supporting developers and operators of electric vehicle charging equipment, with a full suite of products and services. The purchase consideration comprises of (a) cash settlement in the amount of approximately $25,900 thousand, (b) Settlement of pre-existing relationship amounting to $5,936 thousands (c) An earnout mechanism based on certain conditions to be met within the first 12 months post-closing. The acquisition has been accounted for using the acquisition method. The identifiable assets acquired, and liabilities assumed have been measured at fair values as of the acquisition date. The following table summarizes the fair values of the identifiable assets and liabilities at the acquisition date:

US Dollars in thousands
Cash	25,900
Settlement of pre-existing relationship (*).	5,936
Total consideration	31,836

Amounts recognized on acquisition date:
Cash and cash equivalents	1,555
Trade receivables	10,867
Inventory	2,732
Other receivables	1,234
Property and equipment	3,207
Right of use	266
Other payables	(2,781)
Trade payables	(2,996)
Lease liability	(273)
Total	13,811
Goodwill (**)	18,025
Total consideration	31,836

Cash paid upon the acquisition of a subsidiary	25,900
Cash and cash equivalents consolidated for the first time	(1,555)
As reported in cash flows from investing activities for the acquisition	24,345

(*) Including intercompany balances that were eliminated in the consolidated financial statements.

The excess of the purchase consideration over the fair value of the net identifiable assets has been recorded as Goodwill. Goodwill represents the expected synergies and intangible assets that do not qualify for separate recognition.

The following is information about revenues and profits or losses of the Group under the assumption that Lynkwell transaction was completed on January 1, 2025: (1) The Group’s revenues for the annual period ended December 31, 2025, would have been $418,524 thousands, compared to $400,433 thousands as reported, and; (2) The Group's profit for reported period ended December 31, 2025, would have been $25,071 thousands compared to $35,516 thousand as reported.

The additional revenue included in the consolidated income statement since the acquisition date resulting from consolidating Lynkwell 's results was $3,146 thousands during the reported period. Additionally, the consolidation of Lynkwell resulted in a increase of $1,081 thousands in the profit for the reported period ended December 31, 2025.

The accounting for the business combination is incomplete at the reporting date. The provisional amounts recognized for the acquired identifiable assets, liabilities and consideration are based on the information available at the date of the issuance of these financial statements. The Company is still in the process of finalizing the fair value assessments of these items. In accordance with IFRS 3, the measurement period is up to one year from the acquisition date, during which adjustments may be made to the provisional amounts as new information is obtained about facts and circumstances that existed as of the acquisition date.

(**) The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Lynkwell's expressed by synergy of good reputation and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Lynkwell represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.

b.	Acquisition of Uppay

On February 28, 2025, (hereinafter "the acquisition date") the Company completed the acquisition of the entire share capital of Uppay Serviços De Tecnologia Da Informação S.A. (hereinafter "Uppay"). Uppay, a private entity incorporated under the laws of Brazil engaged in the provision of IT services and digital transformation solutions mainly for coffee machines. Its core operations include the development, implementation, maintenance of hardware and software platforms,  and primarily serving clients in the public and private sectors across Latin America. The purchase consideration and remuneration comprises of (a) cash settlement in the amount of approximately $4,696 thousands (BRL 27,430 thousands); (b) deferred consideration in the amount of approximately $495 thousands (BRL 2,892 thousands) which presents its fair value at the closing date and. In addition, the Company is committed to a contingent payments structured as an earnout of approximately $471 thousands (BRL 2,750 thousands) which shall be paid to former controlling share-holder pursuant to certain terms and conditions as stated in the share purchase agreement that is not part of the consideration of the acquisition. The consideration amount transferred on the closing date is based on certain assumptions, including that the Uppay's working capital falls within a specific negative to neutral range. The acquisition has been accounted for using the acquisition method. The identifiable assets acquired, and liabilities assumed have been measured at fair values as of the acquisition date. The following table summarizes the fair values of the identifiable assets and liabilities at the acquisition date:

US Dollars in thousands
Cash	4,696
Deferred consideration	495
Total consideration	5,191

Amounts recognized on acquisition date:
Cash and cash equivalents	15
Segregated account	22
Trade receivables	43
Inventory	30
Other receivables	53
Customer relations	1,023
Technology	955
Property and equipment	787
Trade payables	(76)
Other payables	(54)
Deferred tax liability	(672)
Total	2,126
Goodwill (*)	3,065
Total consideration	5,191

Cash paid upon the acquisition of a subsidiary	4,696
Cash and cash equivalents consolidated for the first time	(15)
As reported in cash flows from investing activities for the acquisition	4,681

The excess of the purchase consideration over the fair value of the net identifiable assets has been recorded as Goodwill. Goodwill represents the expected synergies and intangible assets that do not qualify for separate recognition.

The following is information about revenues and profits or losses of the Group under the assumption that Uppay transaction was completed on January 1, 2025: (1) The Group’s revenues for the annual period ended December 31, 2025, would have been $400,664 thousands, compared to $400,433 thousands as reported, and; (2) The Group's profit for reported period ended December 31, 2025, would have been $35,642 thousands compared to $35,516 thousand as reported.

The additional revenue included in the consolidated income statement since the acquisition date resulting from consolidating Uppay's results was $1,374 thousands during the reported period. Additionally, the consolidation of Uppay resulted in an increase of $376 thousands in the profit for the reported period ended December 31, 2025.

(*) The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Uppay's expressed by synergy of good reputation and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Uppay represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.

(**) From the acquisition date, management determined that Uppay's business activity is fully integrated into an existing cash‑generating unit. Accordingly, and in line with IAS 36, the goodwill arising from the acquisition was allocated to the Unattended group of CGUs, which is expected to benefit from the synergies of the transaction.

c.	Acquisition of Inepro Pay.

On April 1, 2025, the Company successfully completed the acquisition of the entire share capital of Inepro Pay B.V., a limited liability company incorporated and existing under the laws of the Netherlands. (hereinafter "Inepro"), Inepro has been providing successful, modular solutions for authentication, payment, and telemetry utilizing Nayax equipment in several verticals in the Benelux region.

The purchase consideration comprised of approximately $2,705 thousands in cash on the date of the closing (EUR 2,500 thousands) reduced by the estimated working capital which comprises primarily of estimated indebtedness, cash and inventory, which all are subject to adjustments to final working capital (as defined in the purchase agreement).

The acquisition has been accounted for using the acquisition method. The identifiable assets acquired, and liabilities assumed have been measured at fair values as of the acquisition date. The following table summarizes the fair values of the identifiable assets and liabilities at the acquisition date:

US Dollars in thousands
Cash	2,705
Total consideration	2,705

Amounts recognized on the acquisition date:
Cash and cash equivalents	4
Trade receivables	633
Other receivables	82
Inventory	388
Customer relations	372
Technology	1,508
Trade payables	(499)
Other payables	(533)
Deferred tax liability	(320)
Total identifiable assets, net	1,635
Goodwill (*)	1,070
Total consideration	2,705

Cash paid upon the acquisition of a subsidiary	2,705
Cash and cash equivalents consolidated for the first time	(4)
As reported in cash flows from investing activities for the acquisition	2,701

The excess of the purchase consideration over the fair value of the net identifiable assets has been recorded as Goodwill. Goodwill represents the expected synergies and intangible assets that do not qualify for separate recognition.

The following is information about revenues and losses of the Group under the assumption that Inepro's  transaction was completed on January 1, 2025: (1) The Group’s revenues for the reported period ended December 31, 2025, would have been $401,736 thousands, compared to $400,433 thousands as reported, and; (2) The Group's profit for reported period ended December 31, 2025, would have been $35,618 thousands compared to $35,516 thousands as reported.

The additional revenue included in the consolidated income statement since the acquisition date resulting from consolidating Inepro's results was $3,892 thousands during the reported period. Additionally, the consolidation of Inepro resulted in an decrease of $209 thousands in the profit for the reported period ended December 31, 2025.

(*) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for Inepro's expressed by synergy of good reputation, and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Inepro represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed

(**) From the acquisition date, management determined that Inepro Pay's business activity is fully integrated into an existing cash‑generating unit.
Accordingly, and in line with IAS 36, the goodwill arising from the acquisition was allocated to the Unattended group CGUs, which is expected to benefit from the synergies of the transaction.

d.	Business Combination of IOT Capital Technology Holdings LTD.

On May 31, 2025, (the "Closing Date") the Company completed the acquisition of the entire equity interest in IOT Capital Technology Holdings Ltd. (hereinafter "IoT"), a company engaged in financing solutions for smart connectivity platforms for vending, retail, and industrial equipment. The total consideration and previously held interests for the acquisition amounted to $14,986 thousands.

Prior the closing date, the Company held 49% of IoT and measured the investment through equity method with accordance to IAS 28. On the Closing Date, the total consideration transferred and previously held interests was comprised of several components, all measured at fair value in accordance with IFRS 3 Business Combinations; (a) cash settlement of approximately $5,690 thousands transferred upon the remaining shares; (b) Replacement of awards held by former employees of IoT  was made through the grant of fully vested options on Company's shares. As the replacement formed was part of the purchase agreement and related solely to past services, the fair value of the awards was included in the consideration transferred. Accordingly, equity instruments over the Company’s shares with a total fair value of $1,222 thousand, each exercisable into one ordinary share, fully vested and exercisable immediately following the Closing date, were measured in accordance with IFRS 2 Share-based Payment and included as part of the purchase consideration (c) The Put and Call options arising from pre‑existing arrangements with the former associate, which had a net fair value of $602 thousand (eliminated as a result of gaining control over the investee), were classified and measured as financial instruments in accordance with IFRS 9 until the Closing Date. Their measurement reflected the contractual terms and the relevant market inputs prevailing as of that date. Following the acquisition of control over the investee, these balances were eliminated in consolidation, and; (d) The fair value of the Company's previously held equity investee in IoT, which prior the obtaining control had been accounted for the equity method in accordance with IAS 28. Pursuant IFRS 3, this equity investee was remeasured to its fair value of approximately $6,063 thousands as of the closing date, resulted as gain in profit or loss due obtaining control, which was recorded under ‘Other income (expenses)’ in the consolidated statement of profit or loss, (e) Settlement of pre-existing relationship amounting to $2,613 thousands.

The acquisition has been accounted for using the acquisition method, The identifiable assets acquired, and liabilities assumed have been measured at fair values as of the acquisition date. The following table summarizes the fair values of the identifiable assets and liabilities at the acquisition date:

US Dollars in thousands
Cash	5,690
Settlement in options	1,222
Financial instruments, net	(602)
Fair value of the equity investee	6,063
Settlement of pre-existing relationship (*)	2,613
Total consideration and previously held interests	14,986

Amounts recognized on the acquisition date:
Cash and cash equivalents	1,049
Other receivables	2,372
Capitalized development costs	1,998
Property and equipment	28
Rented units	731
Customer relations	1,328
Technology	1,576
Short-term bank loans	(775)
Accrued expenses	(684)
Trade payables	(183)
Other payables	(277)
Deferred tax liability	(668)
Total identifiable assets, net	6,495
Goodwill (**)	8,491
Total consideration and previously held interests	14,986

Cash paid upon the acquisition of a subsidiary	5,690
Cash and cash equivalents consolidated for the first time	(1,049)
As reported in cash flows from investing activities for the acquisition	4,641

(*) Including intercompany balances that were eliminated in the consolidated financial statements.

The excess of the aggregate of the purchase consideration and the fair value of the Company’s previously held equity interest over the fair value of the net identifiable assets has been recorded as Goodwill. Goodwill represents the expected synergies and intangible assets that do not qualify for separate recognition.

The following is an information about revenues and losses of the Group under the assumption that IoT gain of control was completed on January 1, 2025: (1) The Group’s revenues for the reported period ended December 31, 2025, would have been $400,707 thousands, compared to $400,433 thousands as reported, and; (2) The Group's profit for reported period ended December 31, 2025, would have been $34,853 thousands compared to $35,516 thousands as reported.

The additional revenue included in the consolidated income statement since the date of obtaining control resulting from consolidating IoT's results was $469 thousands during the reported period. Additionally, the consolidation of IoT resulted in an decrease of $717 thousands in the profit for the reported period ended December 31, 2025.

(**) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for IoT, are mainly attributable to expected synergies, good reputation, and an especially talented workforce. Thus, the Goodwill resulting from the acquisition of IoT represents the excess of the aggregate of the acquisition consideration and the fair value of the Company’s previously held equity interest at the acquisition date over the net identifiable assets acquired and liabilities assumed.

(***) From the acquisition date, management determined that IOT Capital Technology Holdings Ltd's business activity is fully integrated into an existing cash‑generating unit.

Accordingly, and in line with IAS 36, the goodwill arising from the acquisition was allocated to the Unattended group of CGUs, which is expected to benefit from the synergies of the transaction.

e.	Business Combination of Tigapo Ltd.

On February 28, 2025 (the “Date of Gaining Control”), the Company obtained control over Tigapo Ltd., a company incorporated in Israel and governed by the laws of the State of Israel (hereafter "Tigapo"). Tigapo develops and provides cloud-based management, analytics, and consumer engagement solutions tailored for amusement and entertainment venue operators. Prior to the date of gaining control, the Company held 54% of the equity investee in Tigapo but did not consolidate Tigapo in its financial statements due to substantive veto rights held by the former shareholders, which prevented the Company from exercising control under IFRS 10 Consolidated Financial Statements. On the date of gaining control, followed by settlement in cash and the agreement between the Company and former shareholders of Tigapo, the acquired additional 30% of Tigapo's shares made concurrently with their waiver over the veto rights.

As a result, Company's voting rights increased to 84%, and gained control over Tigapo.

Up until that date, the investment in Tigapo was accounted for using the equity method in accordance with IAS 28  Investments in Associates and Joint Ventures. Upon obtaining control, in accordance with IFRS 3 Business Combinations, the Company remeasured its previously held equity investee at its fair value. As part of this step acquisition, the resulting gain from the remeasurement was recognized in profit or loss in the amount of approximately $6,089 thousands. Prior to the date of gaining control, the Company held Call options to acquire the remaining shares of 46% interest in Tigapo but only 30% of these options lapsed as the agreement signed with the former shareholders. Additionally, prior to the date of gaining control, the former shareholders also held Put option which obliged the Company to acquire the remaining shares of 46% interests in Tigapo. Simultaneously, these Put options for the former shareholders held 30% were also lapsed once the agreement signed with former shareholders. As the remaining put options obligated the Company to acquire the remaining 16% interest in Tigapo, options that were exercisable at any time and granted the holders the right to sell their remaining voting rights as of the date control was obtained, these put options were initially classified as a financial liability in accordance with IAS 32 Financial Instruments and IFRS 9. In November 2025, the put options were exercised, and as a result, the Company now owns 100% of Tigapo.

The total consideration and previously held interests on the date control was obtained comprised of: (a) Cash settlement of $3,782 thousands transferred on the date of gaining control; (b) Deferred liability of $2,244 thousands, representing the redemption amount of written Put option held by Tigapo's minority shareholders; (c) The fair value of the call options and the Put options, net, was eliminated as a result of gaining control over the investee amounted to approximately $2,885 thousands, and; (d) The fair value of the Company's previously held equity investee in Tigapo, which prior the obtaining control had been accounted for the equity method in accordance with IAS 28. Pursuant IFRS 3, this equity investee was remeasured to its fair value of approximately $9,618 thousands as of the closing date, resulted as gain in profit or loss due obtaining control, which was recorded under ‘Other income (expenses)’ in the consolidated statement of profit or loss, (e) Settlement of pre-existing relationship amounting to $4,127 thousands.

The acquisition has been accounted for using the acquisition method. The identifiable assets acquired, and liabilities assumed have been measured at fair values as of the acquisition date. The following table summarizes the fair values of the identifiable assets and liabilities at the acquisition date:

US Dollars in thousands
Cash	3,782
Deferred liability	2,244
Fair value of the call option	2,885
Fair Value of the equity investee	9,618
Settlement of pre-existing relationship (*)	4,127
Total consideration and previously held interests	22,656

Amounts recognized on merger date:
Cash and cash equivalents	264
Trade receivables	449
Other receivables	120
Property and equipment	1,331
Inventory	281
Customer relations	3,990
Technology	6,479
Trade payables	(412)
Other payables	(144)
Deferred tax liability	(2,408)
Total identifiable assets, net	9,950
Goodwill (**)	12,706
Total consideration and previously held interests	22,656

Cash paid upon the acquisition of a subsidiary	3,782
Cash and cash equivalents consolidated for the first time	(264)
As reported in cash flows from investing activities for the acquisition	3,518

       (*) Including intercompany balances that were eliminated in the consolidated financial statements.

The excess of the aggregate of the purchase consideration and the fair value of the Company’s previously held equity interest over the fair value of the net identifiable assets has been recorded as Goodwill. Goodwill represents the expected synergies and intangible assets that do not qualify for separate recognition.

The following is information about revenues and losses of the Group under the assumption that Tigapo transaction was completed on January 1, 2025: (1) The Group’s revenues for the reported period ended December 31, 2025, would have been $400,689 thousands, compared to $400,433 thousands as reported, and; (2) The Group's losses for reported period ended December 31, 2025, would have been $34,999 thousands compared to $35,516 thousands as reported.

The additional revenue included in the consolidated income statement since the acquisition date resulting from consolidating Tigapo's results was $2,283 thousands during the reported period. Additionally, the consolidation of Tigapo resulted in an decrease of $1,579 thousands in the profit for the reported period ended December 31, 2025.

(**) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for Tigapo, are mainly attributable to expected synergies, good reputation, and an especially talented workforce. Thus, the Goodwill resulting from the acquisition of Tigapo represents the excess of the aggregate of the acquisition consideration and the fair value of the Company’s previously held equity interest at the acquisition date over the net identifiable assets acquired and liabilities assumed.

(***) From the acquisition date, management determined that Tigapo's business activity is fully integrated into an existing cash‑generating unit.

Accordingly, and in line with IAS 36, the goodwill arising from the acquisition was allocated to the Unattended group of CGUs, which is expected to benefit from the synergies of the transaction.

f.   Acquisition of VMtecnologia LTDA.

On April 30, 2024, the company successfully completed the acquisition of the entire share capital of VM tecnologia LTDA. (hereinafter "VM"), a Brazilian entity incorporated under the laws of Brazil and operates in the unattended retail market with an easy-to-use, technology for cashless payment hardware and software.

VM's solution simplifies and enables the operation of autonomous stores with hardware, point-of-sale software, and payment solutions. The purchase consideration and remuneration comprised of (1) approximately $12,762 thousands in cash on the closing date (BRL 66,000 thousands) reduced by the Estimated Indebtedness and increased by the Estimated Cash, amounted to $11,345 thousands (BRL 58,653) (2) Deferred and contingent consideration of approximately $8,508 thousands (BRL 44,000 thousands) where an amount of $3,414 (BRL 17,887 thousands) recognized as consideration of the acquisition at fair value and the remaining amount will be recognized as remuneration. The contingent consideration of approximately $1,209 thousand (BRL 6,252 thousands) measured at fair value through profit and loss and subject to VM’s revenue performance, and the deferred consideration of approximately $2,205 thousands (BRL 11,401 thousands) measured in amortized cost and subject to final Cash, Indebtedness and Working Capital adjustments (as defined in the purchase agreement).One individual seller will receive his portion by cash, the other sellers may receive, in company's sole discretion, up to 50% of the consideration in company's shares, all to be paid in installments up to April 30, 2027 and subject to certain revenue growth conditions (3) Contingent liability structured as an earnout of approximately $5,317 thousands (BRL 27,500 thousands) where $4,834 thousands (BRL 25,000 thousands) treated as share based compensation that is not part of the consideration of the acquisition and shall be paid by the Company's shares, at the share price of the Company determined at the closing date and the remaining amount of approximately $483 thousands (BRL 2,500 thousands) will be recognized as a liability, both are due on April 30, 2027.

The acquisition has been accounted for using the acquisition method. The identifiable assets acquired, and liabilities assumed have been measured at fair values as of the acquisition date. The following table summarizes the fair values of the identifiable assets and liabilities at the acquisition date:

US Dollars in thousands
Cash	11,345
Deferred consideration	2,205
Contingent consideration	1,209
Total consideration	14,759

Amounts recognized on the acquisition date:
Cash and cash equivalents	99
Trade receivables	669
Other receivables	651
Property and equipment	6,015
Right of use	46
Brand	1,292
Customer relations	3,773
Technology	2,926
Trade payables	(407)
Other payables	(710)
Other liabilities	(684)
Lease liability	(53)
Long term liabilities	(433)
Deferred Tax Liability	(2,734)
Total identifiable assets, net	10,450
Goodwill (*)	4,309
Total consideration	14,759

Cash paid upon the acquisition of a subsidiary	11,345
Cash and cash equivalents consolidated for the first time	(99)
As reported in cash flows from investing activities for the acquisition	11,246

The excess of the purchase consideration over the fair value of the net identifiable assets has been recorded as Goodwill. Goodwill represents the expected synergies and intangible assets that do not qualify for separate recognition.

The following information is about revenues and losses of the Group under the assumption that VM transaction was completed on January 1, 2024: (1) The Group’s revenues for the reported period ended December 31, 2024, would have been $317,421 thousand, compared to $314,013 thousand as reported, and; (2) The Group's losses for reported period ended December 31, 2024, would have been $4,740 thousand compared to $5,631 thousand as reported.

The additional revenue included in the consolidated income statement since the acquisition date resulting from consolidating VM's results was $8,117 thousand during the reported period ended December 31, 2024. Additionally, the consolidation of VM resulted in a decrease by $797 thousand in the loss for the reported period ended December 31, 2024.

(*) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for VM's expressed by synergy of good reputation, an especially talented workforce. Thus, the Goodwill resulted from the acquisition of VM represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.

g.	Acquisition of Roseman Engineering Ltd.

On April 1, 2024, (hereinafter "the acquisition date") the Company completed the acquisition of the entire share capital of Roseman Engineering Ltd. and Roseman Holdings Ltd. (hereinafter, together, "Roseman"). Roseman, a private entity incorporated under the laws of Israel, manage smart systems in the fields of refueling, charging stations and management systems for forecourts and vehicle fleets. The purchase consideration comprises of cash in amount of approximately $4,089 thousands (NIS 15,200 thousands), deferred consideration in amount of approximately $555 thousands (NIS 2,100 thousands) and the issuance of 19,722 Ordinary Shares worth of approximately $505 thousands (NIS 1,900 thousands) which presents their fair value through Company's equity transferred at the closing date.

The acquisition has been accounted for using the acquisition method. The identifiable assets acquired, and liabilities assumed have been measured at fair values as of the acquisition date. The following table summarizes the fair values of the identifiable assets and liabilities at the acquisition date:

US Dollars in thousands
Cash	4,089
Deferred consideration	555
Issuance of Ordinary Shares	505
Total consideration	5,149

Amounts recognized on the acquisition date:
Cash and cash equivalents	401
Trade receivables	2,643
Inventory	1,269
Other receivables	284
Right of use assets	1,466
Property and equipment	158
Customer relations	1,109
Technology	665
Deferred Income	(693)
Trade payables	(635)
Other liabilities	(754)
Other payables	(1,744)
Lease liabilities	(1,466)
Deferred Tax Liability	(408)
Total identifiable assets, net	2,295
Goodwill (*)	2,854
Total consideration	5,149

Cash paid upon the acquisition of a subsidiary	4,089
Cash and cash equivalents consolidated for the first time	(401)
As reported in cash flows from investing activities for the acquisition	3,688

The excess of the purchase consideration over the fair value of the net identifiable assets has been recorded as Goodwill. Goodwill represents the expected synergies and intangible assets that do not qualify for separate recognition.

The following is information about revenues and losses of the Group under the assumption that Roseman transaction was completed on January 1, 2024: (1) The Group’s revenues for the reported period ended December 31, 2024, would have been $315,847 thousand, compared to $314,013 thousand as reported, and; (2) The Group's losses for reported period ended December 31, 2024, would have been $5,827 thousand compared to $5,631 thousand as reported.

The additional revenue included in the consolidated income statement since the acquisition date resulting from consolidating Roseman's results was $7,488 thousand during the reported period ended December 31, 2024. Additionally, the consolidation of Roseman resulted in a decrease of $1,090 thousand in the loss for the reported period ended December 31, 2024.

(*) The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Roseman's expressed by synergy of good reputation, brand identity, an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Roseman represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.

h.	Acquisition of Retail Pro

On November 30, 2023, (hereinafter “The Closing Date”) the company successfully concluded its acquisition of Retail Pro International, LLC (hereinafter “RPI”), a leading global entity in retail Point of Sale (POS) software. RPI owns an intellectual property catering to both mid-size and global retailers with a full-featured, flexible product designed to navigate the complexities of the global retail landscape. The purchase price for the transaction represents an implied enterprise value of $34.5 million on a cash-free debt-free basis, to be paid partially in cash and the remainder in cash or equity, subject to certain earnout targets being met (refer to note 14). The remaining amount of approximately $14.6 million will be paid over a three-year period, since the specific earnout targets were met as of the date of these financial statements, and may be settled in either cash or equity at the company's discretion (hereinafter "Contingent consideration"). It will be broken up into 5 payments, with the first payment of 33% of the contingent consideration (approximately $5.5 million) being due January 2025, and the rest being broken up into 4 semi-annual payments of 16.67% of the contingent consideration (approximately $2,768 thousand each) beginning July 2025. The first payment of the contingent consideration will include a reduction of $2 million due to a portion of deferred revenues to be recognized subsequent to the acquisition.

The following table presents the consideration for RPI's acquisition, and the amounts recognized for assets acquired and liabilities assumed at fair value:

US Dollars in thousands
Consideration paid in cash	18,759
Contingent Consideration	12,141
Total consideration	30,900

Amounts recognized on the acquistion date:
Cash and cash equivalents	430
Trade receivables	1,854
Other receivables	280
Property and equipment	140
Technology	20,148
Customer relations	7,092
Brand	3,031
Trade payables	(1,339)
Other payables	(924)
Deferred Tax Liability	(2,626)
Total identifiable assets, net	28,086
Goodwill (*)	2,814
Total consideration	30,900

Cash paid upon the acquisition of a subsidiary	18,759
Cash and cash equivalents consolidated for the first time	(430)
As reported in cash flows from investing activities for the acquisition	18,329

The following information is about revenues and losses of the Group under the assumption that the RPI transaction was completed on January 1, 2023: (1) The Group’s revenues for the year ended December 31, 2023, would have been $251,391 thousand, compared to $235,491 thousand as reported, and; (2) The Group's losses for year ended December 31, 2023, would have been $8,910 thousand compared to $15,887 thousand as reported.

The additional revenue included in the consolidated 2023 income statement since Acquisition Date resulting from consolidating RPI's results was $503 thousand during the year. Additionally, the consolidation of RPI resulted in an increase by $310 thousand in the loss for the year.

(*) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for RPI's expressed by synergy of good reputation, and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of RPI represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.